Chapter 11 - Detailed Timeline (Details)	Jan. 20, 2022	Jul. 09, 2021	Feb. 10, 2021
NSNCo
Reorganization, Chapter 11 [Line Items]
Percent of principal noteholders approving amendments to the indenture governing the notes		80.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal			100.00%
NSNCo | NSNCo Noteholders | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal	65.00%